BLACKROCK FUNDS VI

BlackRock CoreAlpha Bond Fund

(the “Fund”)

Supplement dated November 19, 2018 to the Summary Prospectuses, Prospectuses and Statement of

Additional Information (the “SAI”) of the Fund, as supplemented to date

Effective November 19, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for the Fund and (ii) reduce the annual administration fee rate for the Fund. Accordingly, effective November 19, 2018, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:

The section of the Investor A, Investor C and Institutional Shares Summary Prospectus entitled “Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” and the section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 25 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5]	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[6,7]	0.06%	0.06%	0.06%
Administration Fee	0.05%	0.05%	0.05%
Independent Expenses[6]	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[7,8]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[8]	0.57%	1.32%	0.32%
Fee Waivers and/or Expense Reimbursements[5,6]	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5,6]	0.55%	1.30%	0.30%

[1]

A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”). Management fees are paid by the Master Portfolio.

[4]	The Management Fee has been restated to reflect current fees.

[5]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 40, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[6]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP II.

[7]

Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.

[8]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Predecessor Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$454	$571	$702	$1,081
Investor C Shares	$232	$414	$720	$1,587
Institutional Shares	$31	$99	$176	$402

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$132	$414	$720	$1,587

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “Predecessor Fund”), which invested all of its assets in CoreAlpha Bond Master Portfolio, a series of Master Investment Portfolio (the “Predecessor Master Portfolio”), was reorganized into the Fund.

During the most recent fiscal year, the Predecessor Master Portfolio’s portfolio turnover rate was 515% of the average value of its portfolio.

The third and fourth paragraphs in the section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

BlackRock serves as manager to the Master Portfolio pursuant to a management agreement (the “Management Agreement”).

Effective November 19, 2018, under the Management Agreement, BlackRock receives as compensation for its services to the Master Portfolio a maximum annual management fee (as a percentage of average daily net assets) calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.24%
$1 billion — $3 billion	0.23%
$3 billion — $5 billion	0.22%
$5 billion — $10 billion	0.21%
Greater than $10 billion	0.20%

Prior to November 19, 2018, under the Management Agreement, BlackRock received as compensation for its services to the Master Portfolio a maximum annual management fee (as a percentage of average daily net assets) calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.25%
$1 billion — $3 billion	0.24%
$3 billion — $5 billion	0.23%
$5 billion — $10 billion	0.22%
Greater than $10 billion	0.21%

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The second paragraph in the section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Management of the Fund—Administrative Services” is deleted in its entirety and replaced with the following:

Effective November 19, 2018, BlackRock is entitled to receive an annual administration fee as a percentage of average daily net assets equal to 0.05% with respect to Institutional Shares, Investor A and Investor C Shares. Prior to November 19, 2018, BlackRock was entitled to receive an annual administration fee as a percentage of average daily net assets equal to 0.10% with respect to Institutional Shares and 0.20% with respect to Investor A and Investor C Shares. In addition to performing these services, BlackRock has agreed to bear all costs of operating the Fund, other than brokerage expenses, management fees, 12b-1 distribution or service fees, certain fees and expenses related to the Trust’s trustees who are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act, and their counsel, auditing fees, litigation expenses, taxes and other extraordinary expenses.

The section of the Class K Shares Summary Prospectus entitled “Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2,3]	0.24%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[4,5]	0.06%
Administration Fee[6]	0.05%
Independent Expenses[4]	0.01%
Acquired Fund Fees and Expenses[5,7]	0.02%
Total Annual Fund Operating Expenses[7]	0.32%
Fee Waivers and/or Expense Reimbursements[3,4,6]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4,6]	0.25%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”). Management fees are paid by the Master Portfolio.

[2]	The Management Fee has been restated to reflect current fees.

[3]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP II.

[5]

Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.

[6]	BlackRock has contractually agreed to waive 0.05% of the Administration Fee payable to BlackRock applicable to Class K Shares of the Fund through April 30, 2021.

[7]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Predecessor Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$26	$88	$165	$392

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “Predecessor Fund”), which invested all of its assets in CoreAlpha Bond Master Portfolio, a series of Master Investment Portfolio (the “Predecessor Master Portfolio”), was reorganized into the Fund.

During the most recent fiscal year, the Predecessor Master Portfolio’s portfolio turnover rate was 515% of the average value of its portfolio.

The third and fourth paragraphs in the section of the Class K Shares Prospectus entitled “Management of the Fund—Investment Adviser” are deleted in their entirety and replaced with the following:

BlackRock serves as manager to the Master Portfolio pursuant to a management agreement (the “Management Agreement”).

Effective November 19, 2018, under the Management Agreement, BlackRock receives as compensation for its services to the Master Portfolio a maximum annual management fee (as a percentage of average daily net assets) calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.24%
$1 billion — $3 billion	0.23%
$3 billion — $5 billion	0.22%
$5 billion — $10 billion	0.21%
Greater than $10 billion	0.20%

Prior to November 19, 2018, under the Management Agreement, BlackRock received as compensation for its services to the Master Portfolio a maximum annual management fee (as a percentage of average daily net assets) calculated as follows:

Average Daily Net Assets	Rate of Management Fee
First $1 billion	0.25%
$1 billion — $3 billion	0.24%
$3 billion — $5 billion	0.23%
$5 billion — $10 billion	0.22%
Greater than $10 billion	0.21%

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The following paragraph is added after the first sentence of the second paragraph in the section of the Class K Shares Prospectus entitled “Management of the Fund—Administrative Services”:

Effective November 19, 2018, BlackRock has contractually agreed to waive 0.05% of the administration fee payable to BlackRock applicable to Class K Shares of the Fund through April 30, 2021.

The fifth and sixth paragraphs in the section of each SAI entitled “Management, Advisory and Other Service Arrangements—Investment Adviser” is deleted in its entirety and replaced with the following:

Effective November 19, 2018, for its services to the Master Portfolio, BlackRock is entitled to receive a maximum annual management fee (as a percentage of average daily net assets) calculated as follows: 0.24% per annum of the first $1.0 billion of average daily net assets, plus 0.23% per annum of the average daily net assets exceeding $1.0 billion, up to and including $3.0 billion, plus 0.22% per annum of the average daily net assets exceeding $3.0 billion, up to and including $5.0 billion, plus 0.21% per annum of the average daily net assets exceeding $5.0 billion, up to and including $10.0 billion, plus 0.20% per annum of the average daily net assets in excess of $10.0 billion. Prior to November 19, 2018, for its services to the Master Portfolio, BlackRock was entitled to receive a maximum annual management fee (as a percentage of average daily net assets) calculated as follows: 0.25% per annum of the first $1.0 billion of average daily net assets, plus 0.24% per annum of the average daily net assets exceeding $1.0 billion, up to and including $3.0 billion, plus 0.23% per annum of the average daily net assets exceeding $3.0 billion, up to and including $5.0 billion, plus 0.22% per annum of the average daily net assets exceeding $5.0 billion, up to and including $10.0 billion, plus 0.21% per annum of the average daily net assets in excess of $10.0 billion. From time to time, BlackRock may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

The first paragraph in the section of each SAI entitled “Management, Advisory and Other Service Arrangements—Administration Arrangements” is deleted in its entirety and replaced with the following:

The Trust has engaged BlackRock to provide certain administration services to the Fund pursuant to an administration agreement (the “Administration Agreement”). BlackRock and its affiliates provide the Fund with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the Fund’s administrative operations, preparation of proxy statements and shareholder reports. BlackRock and its affiliates also furnish office space and certain facilities to conduct the Fund’s business and compensate the Trust’s Trustees, officers and employees who are affiliated with BlackRock. Effective November 19, 2018, BlackRock is entitled to receive an annual administration fee as a percentage of average daily net assets equal to 0.05% with respect to Institutional Shares, Investor A Shares, Investor C Shares and Class K Shares. Prior to November 19, 2018, BlackRock was entitled to receive an annual administration fee as a percentage of average daily net assets equal to 0.10% with respect to Institutional Shares, 0.20% with respect to Investor A Shares and Investor C Shares and 0.05% with respect to Class K Shares.

Effective November 19, 2018, BlackRock has contractually agreed to waive 0.05% of the administration fee payable to BlackRock applicable to Class K Shares of the Fund through April 30, 2021.

The seventh paragraph in the section of each SAI entitled “Management, Advisory and Other Service Arrangements—Administration Arrangements” is deleted in its entirety and replaced with the following:

The fees and expenses of the Independent Trustees of the Trust and of MIP II and counsel to the Independent Trustees of the Trust and of MIP II allocated to the Fund or Master Portfolio, as applicable, and the Independent Registered Public Accounting Firm that provides audit services in connection with the Fund and the Master Portfolio, as applicable, (collectively referred to as the “Independent Expenses”) are paid directly by the Fund or Master Portfolio, as applicable. BlackRock has contractually undertaken to reimburse or provide an offsetting credit to the Fund and the Master Portfolio for such Independent Expenses through April 30, 2021. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consents of the Boards of Trustees of the Trust and MIP II.

Shareholders should retain this Supplement for future reference.

PR2SAIVI-CAB-1118